Average Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO - FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Premium Class - Return Before Taxes
Apr. 01, 2023
Average Annual Return:
Past 1 year	0.95%
Past 5 years	0.75%
Past 10 years	0.47%